Exploration and evaluation assets and expenditures	9 Months Ended
May 31, 2022
Exploration and evaluation assets and expenditures

9.	Exploration and evaluation assets and expenditures

The Company explores or acquires gold or other precious metal concessions through its own efforts or through the efforts of its subsidiaries. All of the Company’s concessions are located in Tanzania.

The continuity of expenditures on mineral property is as follows:

Buckreef Gold Project:

At the time of the transition from exploration and evaluation to mineral property, plant and equipment, the Company completed an impairment test as required by IFRS 6. The impairment test compared the carrying amount of the Buckreef Gold Project to its recoverable amount. The recoverable amount is the higher of the value in use and the fair value less costs of disposal. The Company estimated the recoverable amount using the discounted cash flow model as noted above. The significant assumptions that impacted the resulting fair value include future gold prices, capital cost estimates, operating cost estimates, estimated reserves and resources and the discount rate. Upon completion of the impairment tests, the Company concluded that there was no impairment.

Buckreef

Balance, August 31, 2020	$30,997
Exploration expenditures:
Camp, field supplies and travel	356
License fees and exploration and field overhead	2,809
Geological consulting and field wages	3,150
Trenching and drilling	605
Mine design	1,321
Mining and processing costs	987
Change in estimate of asset retirement obligation	(133)
Gold sales	(2,524)
Payments to STAMICO as per Joint Venture agreement	1,050
Balance, August 31, 2021	$38,618
Exploration expenditures:
Camp, field supplies and travel	172
License fees and exploration and field overhead	861
Geological consulting and field wages	67
Trenching and drilling	550
Mine design	227
Mining and processing costs	431
Gold sales	(535)
Payments to STAMICO as per Joint Venture agreement	172
Balance, November 30, 2021	$40,563
Reclassification to mineral property, plant and equipment (Note 8)	(40,563)
Balance, May 31, 2022	$-